SIGNIFICANT ACCOUNTING POLICIES -Disclosure of detailed information about depreciation rate calculated on straight-line basis over useful lives of property, plant and equipment (Details)	12 Months Ended
Dec. 31, 2022
Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rate, property, plant and equipment	3.00%
Buildings [member] | Mainly [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rate, property, plant and equipment	3.00%
Greenhouse production equipment [Member] | Bottom of range [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rate, property, plant and equipment	7.00%
Greenhouse production equipment [Member] | Top of range [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rate, property, plant and equipment	25.00%
Greenhouse production equipment [Member] | Mainly [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rate, property, plant and equipment	20.00%
Greenhouse structure [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rate, property, plant and equipment	12.50%
Greenhouse structure [Member] | Mainly [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rate, property, plant and equipment	12.50%
Motor vehicles [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rate, property, plant and equipment	15.00%
Motor vehicles [Member] | Mainly [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rate, property, plant and equipment	15.00%
Computer, software and equipment [Member] | Bottom of range [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rate, property, plant and equipment	20.00%
Computer, software and equipment [Member] | Top of range [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rate, property, plant and equipment	33.00%
Computer, software and equipment [Member] | Mainly [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rate, property, plant and equipment	33.00%